Commitments and Off-balance Sheet Items	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Off-balance Sheet Items

NOTE 13 – Commitments and Off-balance Sheet Items

In the normal course of business, there are various commitments and contingent liabilities, such as commitments to extend credit and commitments to sell loans, which are not reflected in the accompanying consolidated financial statements. The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instruments for commitments to make loans and standby letters of credit is represented by the contractual amount of those instruments. The Company uses the same credit policy to make commitments as it uses for on-balance sheet items.

The Company’s exposure to credit risk for commitments to sell loans is dependent upon the ability of the counter-party to purchase the loans. This is generally assured by the use of government sponsored entity counterparts. These commitments are subject to market risk resulting from fluctuations in interest rates. Commitments to sell loans are not mandatory (i.e., do not require net settlement with the counter-party to cancel the commitment).

Commitments and contingent liabilities are summarized as follows, at December 31:

	2012		2011
	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate
Commitments to Fund Loans:
Consumer Lines	$6,013	$137,668	$3,498	$126,807
Commercial Operating Lines	13,444	187,829	5,341	179,790
Residential Mortgages	33,004	676	30,459	489
Total Commitments to Fund Loans	$52,461	$326,173	$39,298	$307,086

Commitments to Sell Loans	$52,511	$—	$55,098	$—

Standby Letters of Credit	$1,408	$4,279	$850	$4,559

The fixed rate commitments to fund loans have interest rates ranging from 2.25% to 18.00% and maturities ranging from less than 1 year to 21 years. Since many commitments to make loans expire without being used, these amounts do not necessarily represent future cash commitments. Collateral obtained upon exercise of the commitment is determined using management’s credit evaluation of the borrower, and may include accounts receivable, inventory, property, land, and other items.